Annual Total Returns - FidelitySmallCapStockK6Fund-PRO - FidelitySmallCapStockK6Fund-PRO - Fidelity Small Cap Stock K6 Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Small Cap Stock K6 Fund
Bar Chart Table:
Annual Return 2018	(12.01%)
Annual Return 2019	29.83%
Annual Return 2020	14.68%
Annual Return 2021	20.95%
Annual Return 2022	(21.40%)
Annual Return 2023	19.93%